Allowance for impairment losses - Income statement charges (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Allowance for impairment losses.
Total impairment charged	£ 3,829	£ 717	£ 579	£ 1,296
Drawn balance
Allowance for impairment losses.
Total impairment charged	3,499	£ 713	£ 599	1,312
Undrawn balance
Allowance for impairment losses.
Total impairment charged	324			(15)
Financial assets at FVOCI
Allowance for impairment losses.
Total impairment charged	£ 6			£ (1)